Summary of Significant Accounting Policies (Details) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016 USD ($) employees	Dec. 31, 2015 USD ($) employees	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) employees	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Concentration Of Risk [Line Items]
Net sales | $	$ 1,518.8	$ 1,542.7	$ 1,709.9	$ 1,689.4	$ 1,750.9	$ 1,997.6	$ 1,593.8	$ 1,530.8	$ 1,383.5	$ 6,692.9	$ 6,505.7	$ 5,570.4
Number of Employees | employees		8,500								8,500
Coshocton, OH Works [Member]
Concentration Of Risk [Line Items]
Number of Employees | employees	325
Butler Works [Member]
Concentration Of Risk [Line Items]
Number of Employees | employees	1,235
Dearborn Works [Member]
Concentration Of Risk [Line Items]
Number of Employees | employees	1,165
Workforce Subject to Collective Bargaining Arrangements [Member]
Concentration Of Risk [Line Items]
Number of Employees | employees		6,300								6,300
Workforce Subject to Collective Bargaining Arrangements [Member] | Mountain State Carbon, LLC [Member]
Concentration Of Risk [Line Items]
Number of Employees | employees		215								215
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Coshocton, OH Works [Member]
Concentration Of Risk [Line Items]
Number of Employees | employees		330								330
Customer Concentration Risk [Member] | Automotive Market [Member] | Sales Revenue, Goods, Net [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)										60.00%	53.00%	51.00%
Customer Concentration Risk [Member] | Infrastructure and Manufacturing Market [Member] | Sales Revenue, Goods, Net [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)										16.00%	18.00%	20.00%
Customer Concentration Risk [Member] | Distributors and Converters Market [Member] | Sales Revenue, Goods, Net [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)										24.00%	29.00%	29.00%
Customer Concentration Risk [Member] | Foreign Customers [Member] | Sales Revenue, Goods, Net [Member]
Concentration Of Risk [Line Items]
Net sales | $										$ 855.7	$ 755.4	$ 708.0
Customer Concentration Risk [Member] | One Automotive Customer [Member] | Accounts Receivable [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)										20.00%	14.00%
Customer Concentration Risk [Member] | Major Customer A [Member] | Sales Revenue, Goods, Net [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)										12.00%
Customer Concentration Risk [Member] | Major Customer B [Member] | Sales Revenue, Goods, Net [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)										11.00%
Credit Concentration Risk [Member] | Automotive Market [Member] | Accounts Receivable [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)										65.00%	43.00%
Carbon [Member]
Concentration Of Risk [Line Items]
Net sales | $										$ 4,746.8	$ 4,423.3	3,643.4
Stainless And Electrical [Member]
Concentration Of Risk [Line Items]
Net sales | $										1,733.0	1,836.5	1,705.3
Tubular [Member]
Concentration Of Risk [Line Items]
Net sales | $										201.3	231.4	220.7
Other Product Lines [Member]
Concentration Of Risk [Line Items]
Net sales | $										11.8	$ 14.5	$ 1.0
Year Ended December 31 2014 [Member] | Reclassification From Other Noncurrent Assets To Longterm Debt [Member]
Concentration Of Risk [Line Items]
Prior Period Reclassification Adjustment | $										30.5
Year Ended December 31 2014 [Member] | Reclassification From Other Current Assets To Noncurrent Assets [Member]
Concentration Of Risk [Line Items]
Prior Period Reclassification Adjustment | $										$ 67.7
IAM National Pension Fund's National Pension Plan [Member] | Workforce Subject to Collective Bargaining Arrangements [Member] | Zanesville Works [Member]
Concentration Of Risk [Line Items]
Number of Employees | employees		140								140
IAM National Pension Fund's National Pension Plan [Member] | Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Butler Works [Member]
Concentration Of Risk [Line Items]
Number of Employees | employees		1,240								1,240
Maximum [Member] | Commodity [Member]
Concentration Of Risk [Line Items]
Forward contracts duration (in months)										3 years
Maximum [Member] | Forward Contracts [Member]
Concentration Of Risk [Line Items]
Forward contracts duration (in months)										24 months
Long-term Debt [Member] | New Accounting Principles, Early Adoption [Member]
Concentration Of Risk [Line Items]
Unamortized Debt Issuance Expense | $		$ 24.8								$ 24.8